SUPPLEMENTAL EXPENSE INFORMATION (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Research and development expenses	¥ 55,285	¥ 48,830	¥ 47,519
Advertising expenses	6,988	7,040	7,221
Selling, general and administrative expenses
Shipping and handling cost	¥ 24,050	¥ 24,643	¥ 19,636